SEGMENT AND GEOGRAPHIC INFORMATION: (Details 2) (Net product sales, Major customer)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Wal-Mart
Concentration of Risk
Revenues from a major customer (as a percent)	23.80%	23.50%	23.50%
McLane
Concentration of Risk
Revenues from a major customer (as a percent)	15.10%
McLane | Maximum
Concentration of Risk
Revenues from a major customer (as a percent)		10.00%	10.00%